INTANGIBLE ASSETS (Tables)	9 Months Ended
Jan. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	January 31, 2022	January 31, 2021

Intangible Assets	$–	$–
Less: Accumulated Amortization	–	–
Less: Impairment	–	–
Net Intangible Assets	$–	$–